Fair value gains on embedded derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Embedded derivatives [Abstract]
Schedule of Embedded Derivatives

	For the years ended,
	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Fair value gains on embedded derivatives	15,615,000	5,771,000	-
Total	15,615,000	5,771,000	-